Share-Based Payments - Additional Information (Details) - shares		1 Months Ended
	Oct. 22, 2020	Jul. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of awards, granted		4,056,770
2020 Stock Incentive Plan | Maximum | Common Stock
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments granted	2,176,128